Property and Equipment, Net - Summary Of Property Plant and Equipment (Detail) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 8,114	$ 6,627
Less: accumulated depreciation	(5,373)	(4,274)
Property and equipment, net	2,741	2,353	$ 2,585
Electronic and laboratory equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	4,045	3,779
Furniture and office equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	407	404
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	657	427
Production equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	308	181
Computers and software [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 2,697	$ 1,836